Trade, other payables and financial liabilities	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Trade, other payables and financial liabilities
19.	Trade, other payables and financial liabilities

	2020	2019
Account payables	$63,461	$119,332
Account payables to related parties	2,970	14,086

	66,431	133,418
Others	252	84

	$66,683	$133,502

See details of the account due to related parties in note 23.